Notes to the consolidated balance sheet Shareholders' Equity - Characteristics of BSA share warrant plans (Details) - BSA 2023-1 share warrants plan - € / shares	May 25, 2023	Jun. 30, 2022
Notes to the consolidated balance sheet
Subscription price per share	€ 0.21
Exercise price (in euros)		€ 2.51